BANK LOANS (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2020 agreement	Feb. 29, 2020 agreement	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Short-term Debt [Line Items]
Bank loans				$ 7,349,375	$ 4,903,128
Repayment of loan				4,994,506	3,635,465
Agricultural Bank of China ("ABC")
Short-term Debt [Line Items]
Bank loans				$ 2,939,750	$ 4,903,128
Loan term			12 months	12 months	12 months
Agricultural Development Bank of China ("ADBC")
Short-term Debt [Line Items]
Bank loans				$ 2,939,750
Loan term	12 months	12 months
Fixed interest rate (in percent)	4.15%	4.15%
Number of short-term loan agreements | agreement	2	2
Repayment of loan			¥ 10,000,000	1,500,000
Lanzhou Bank
Short-term Debt [Line Items]
Bank loans				$ 1,469,875
Loan term	12 months
Fixed interest rate (in percent)	4.55%
Number of short-term loan agreements | agreement	1
Maximum | Agricultural Bank of China ("ABC")
Short-term Debt [Line Items]
Fixed interest rate (in percent)				5.44%
Minimum | Agricultural Bank of China ("ABC")
Short-term Debt [Line Items]
Fixed interest rate (in percent)				4.05%